Schedule of Investments (unaudited)	iShares® Preferred and Income Securities ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Equity Real Estate Investment Trusts (REITs) — 0.1%
Pebblebrook Hotel Trust, Series G(a)	742,810	$20,249,001

Mortgage Real Estate Investment — 0.0%
Ready Capital Corp., NVS	370,493	9,284,554

Total Common Stocks — 0.1%
(Cost: $28,540,876)		29,533,555

Preferred Stocks

Auto Components — 0.8%
Aptiv PLC, Series A, 5.50%(b)	928,546	166,042,596

Automobiles — 0.7%
Ford Motor Co.
6.00%	2,719,836	74,387,515
6.20%	2,549,846	69,483,303
		143,870,818
Banks — 24.6%
Associated Banc-Corp.
Series E, 5.88%	324,522	9,167,746
Series F, 5.63%	326,687	9,457,589
Atlantic Union Bankshares Corp., Series A, 6.88%	557,153	15,600,284
BancorpSouth Bank, Series A, 5.50%(c)	554,831	14,719,666
Bank of America Corp.
Series 02, 3.00% (3 mo. LIBOR US + 0.650%)(d)	750,628	17,294,469
Series 4, 4.00% (3 mo. LIBOR US + 0.750%)(d)	529,256	13,559,539
Series 5, 4.00% (3 mo. LIBOR US + 0.500%)(d)	1,066,910	27,387,580
Series E, 4.00% (3 mo. LIBOR US + 0.350%)(d)	796,821	20,295,031
Series GG, 6.00%(c)	3,435,803	94,072,286
Series HH, 5.88%	2,168,094	59,579,223
Series K, 6.45% (3 mo. LIBOR US + 1.327%)(d)	2,847,296	77,019,357
Series KK, 5.38%	3,559,159	99,442,902
Series L, 7.25%	197,476	279,626,016
Series LL, 5.00%	3,332,236	90,970,043
Series NN, 4.38%	2,811,839	73,670,182
Series PP, 4.13%	2,350,174	61,480,552
Bank of Hawaii Corp., Series A, Series A4.38%	579,868	14,775,037
BOK Financial Corp., 5.38%	333,647	8,441,269
CIT Group Inc., Series B, 5.63%	645,890	17,639,256
Citigroup Inc.
Series J, 7.13% (3 mo. LIBOR US + 4.040%)(d)	3,068,137	87,104,409
Series K, 6.88% (3 mo. LIBOR US + 4.130%)(d)	4,828,230	138,328,789
Citizens Financial Group Inc.
Series D, 6.35% (3 mo. LIBOR US + 3.642%)(d)	968,847	27,757,466
Series E, 5.00%	1,453,297	38,730,365
Cullen/Frost Bankers Inc., Series B, 4.45%	499,265	12,856,074
Dime Community Bancshares Inc., 5.50%	426,554	11,303,681
Fifth Third Bancorp.
Series A, 6.00%	645,890	17,445,489
Series I, 6.63% (3 mo. LIBOR US + 3.710%)(d)	1,453,297	42,276,410
Series K, 4.95%	807,408	22,026,090
First Citizens BancShares Inc./NC, Series A, 5.38%	1,114,203	30,562,588
First Horizon Corp.
6.50%	487,089	13,638,492
Series A, 6.20%	324,522	8,116,295
Series D, 6.10% (3 mo. LIBOR US + 3.859%)(d)	324,522	8,732,887
Series F, Series F4.70%	484,450	12,329,252
Security	Shares	Value

Banks (continued)
First Midwest Bancorp. Inc./IL
Series A, 7.00%	349,232	$9,844,850
Series C, 7.00%	385,966	10,864,943
First Republic Bank/CA
Series H, 5.13%	644,314	17,054,992
Series I, 5.50%	968,847	26,895,193
Series J, 4.70%	1,275,721	34,980,270
Series K, 4.13%	1,614,815	41,420,005
Series L, 4.25%	2,414,142	64,530,016
FNB Corp./PA, 7.25% (3 mo. LIBOR US + 4.600%)(d)	361,942	10,242,959
Fulton Financial Corp., Series A, 5.13%	645,890	17,329,229
GMAC Capital Trust I, Series 2, 5.94%
(3 mo. LIBOR US + 5.785%)(d)	4,296,683	108,749,047
Hancock Whitney Corp., 6.25%	381,690	10,950,686
Heartland Financial USA Inc., Series E, 7.00%
(5 year CMT + 6.675%)(d)	373,382	10,417,358
Huntington Bancshares Inc./OH
Series C, 5.88%	325,728	8,394,011
Series C, Series C5.70%(c)	564,114	14,836,198
Series D, 6.25%	1,937,772	48,463,678
Series H, 4.50%	1,614,815	41,985,190
JPMorgan Chase & Co.
Series DD, 5.75%	5,478,212	154,759,489
Series EE, 6.00%	5,974,732	172,251,524
Series GG, 4.75%	2,906,620	79,379,792
Series JJ, 4.55%	4,844,392	128,957,715
Series LL, Series LL4.63%(c)	5,974,732	159,107,113
KeyCorp
Series E, 6.13% (3 mo. LIBOR US + 3.892%)(d)	1,614,815	49,381,043
Series F, 5.65%	1,372,538	38,046,753
Series G, 5.63%	1,453,297	41,389,899
People’s United Financial Inc., Series A, 5.63%
(3 mo. LIBOR US + 4.020%)(d)	807,408	23,132,239
Pinnacle Financial Partners Inc., Series B, 6.75%	725,366	21,129,912
PNC Financial Services Group Inc. (The), Series P,
6.13% (3 mo. LIBOR US + 4.067%)(d)	4,844,392	127,649,729
Popular Capital Trust I, 6.70%	399,730	10,908,632
Popular Capital Trust II, 6.13%(c)	275,099	7,631,246
Regions Financial Corp.
Series B, 6.38% (3 mo. LIBOR US + 3.536%)(d)	1,614,815	46,700,450
Series C, 5.70% (3 mo. LIBOR US + 3.148%)(d)	1,614,815	47,798,524
Series E, Series E4.45%	1,291,858	32,774,437
Signature Bank/New York NY, Series a, 5.00%	2,357,626	61,486,886
Sterling Bancorp./DE, Series A, 6.50%	438,379	11,573,206
SVB Financial Group, Series A, 5.25%	1,130,365	30,632,891
Synovus Financial Corp.
Series D, 6.30% (3 mo. LIBOR US + 3.352%)(d)	645,890	17,116,085
Series E, 5.88% (5 year CMT + 4.127%)(d)	1,130,365	30,813,750
Texas Capital Bancshares Inc., Series B, 5.75%	968,847	27,757,467
Truist Financial Corp.
Series I, 4.00% (3 mo. LIBOR US + 0.530%)(d)	560,151	14,412,685
Series O, 5.25%	1,857,014	52,832,048
Series R, 4.75%	2,987,379	79,524,029
U.S. Bancorp, Series M, 4.00%	2,422,223	62,977,798
U.S. Bancorp.
Series A, 3.50% (3 mo. LIBOR US + 1.020%)(d)	46,427	45,777,022
Series B, 3.50% (3 mo. LIBOR US + 0.600%)(d)	3,229,551	80,415,820
Series F, 6.50% (3 mo. LIBOR US + 4.468%)(d)	3,552,587	91,976,477
Series K, 5.50%	1,857,013	52,312,056
Series L, 3.75%	1,614,815	40,321,930

Schedule of Investments (unaudited) (continued)	iShares® Preferred and Income Securities ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
United Community Banks Inc./GA, Series I, 6.88%	298,643	$8,320,194
Valley National Bancorp
Series A, 6.25% (3 mo. LIBOR US + 3.850%)(c)(d)	375,553	10,451,640
Series B, 5.50% (3 mo. LIBOR US + 3.578%)(d)	324,522	8,330,480
Webster Financial Corp., Series F, 5.25%	487,088	12,902,961
Wells Fargo & Co.
Series AA, 4.70%	2,730,989	71,415,362
Series CC, 4.38%	2,449,905	62,203,088
Series L, 7.50%	232,761	355,242,166
Series O, 5.13%	1,510,436	39,150,501
Series Q, 5.85% (3 mo. LIBOR US + 3.090%)(d)	4,032,986	111,108,764
Series R, 6.63% (3 mo. LIBOR US + 3.690%)(d)	1,946,838	55,640,630
Series X, 5.50%	2,680,051	68,421,702
Series Y, 5.63%	1,602,953	42,446,195
Series Z, 4.75%	4,704,065	123,011,300
WesBanco Inc., Series A, 6.75%
(5 year CMT + 6.557%)(d)	487,089	13,662,846
Western Alliance Bancorp, 6.25%	381,118	9,882,390
Wintrust Financial Corp.
Series D, 6.50% (3 mo. LIBOR US + 4.060%)(d)	407,893	11,372,057
Series E, 6.88% (5 year CMT + 6.507%)(d)	928,546	26,240,710
Zions Bancorp N.A., Series G, 6.30%
(3 mo. LIBOR US + 4.24%)(d)	449,393	12,731,304
		4,835,827,876
Capital Markets — 8.7%
Affiliated Managers Group Inc.
4.75%	934,931	24,289,507
5.88%	1,019,938	28,405,273
Apollo Global Management Inc.
Series A, 6.38%	888,166	23,305,476
Series B, 6.38%	968,847	26,023,230
B Riley Financial Inc.
5.50%	484,450	12,150,006
6.00%	742,810	19,275,920
B. Riley Financial Inc.
6.38%	425,220	10,894,136
6.50%	437,294	11,382,763
6.75%	358,723	9,308,862
6.88%	251,558	6,530,446
7.25%	397,970	10,108,438
7.38%	283,310	7,343,395
Brightsphere Investment Group Inc., 5.13%	272,110	7,058,533
Brookfield Finance I UK PLC, 4.50%	781,963	19,541,255
Brookfield Finance Inc., Series 50, 4.63%	1,359,918	35,058,686
Capitala Finance Corp., 5.75%(b)	113,456	2,936,241
Carlyle Finance LLC, 4.63%	1,698,997	43,222,484
Charles Schwab Corp. (The)
Series D, 5.95%	2,422,222	61,451,772
Series J, Series J4.45%	1,937,772	51,350,958
Cowen Inc., 7.75%	222,388	6,131,237
Gladstone Investment Corp., 5.00%	413,180	10,722,021
Goldman Sachs Group Inc. (The)
Series A, 3.75% (3 mo. LIBOR US + 0.750%)(d)	2,422,144	59,826,957
Series C, 4.00% (3 mo. LIBOR US + 0.750%)(d)	645,889	16,082,636
Series D, 4.00% (3 mo. LIBOR US + 0.670%)(d)	4,359,838	109,562,729
Series J, 5.50% (3 mo. LIBOR US + 3.640%)(d)	3,229,551	88,489,697
Series K, 6.38% (3 mo. LIBOR US + 3.550%)(d)	2,260,704	66,464,698
KKR & Co. Inc.
Series B, 6.50%	503,298	12,743,505
Series C, 6.00%(b)	1,857,014	143,101,499
Security	Shares	Value

Capital Markets (continued)
KKR Group Finance Co. IX LLC, 4.63%	1,699,885	$43,874,032
Morgan Stanley
Series A, 4.00% (3 mo. LIBOR US + 0.700%)(d)	3,552,587	89,951,503
Series E, 7.13% (3 mo. LIBOR US + 4.320%)(d)	2,785,559	80,558,366
Series F, 6.88% (3 mo. LIBOR US + 3.940%)(d)	2,745,180	77,688,594
Series I, 6.38% (3 mo. LIBOR US + 3.708%)(d)	3,229,551	93,915,343
Series K, 5.85% (3 mo. LIBOR US + 3.491%)(d)	3,229,551	95,336,346
Series L, 4.88%	1,614,815	44,585,042
Newtek Business Services Corp., 5.50%	324,522	8,356,442
Northern Trust Corp., Series E, 4.70%	1,291,883	35,836,835
Oaktree Capital Group LLC
Series A, 6.63%(c)	581,292	16,101,788
Series B, 6.55%	758,947	21,356,769
State Street Corp.
Series D, 5.90% (3 mo. LIBOR US + 3.108%)(d)	2,420,776	69,355,232
Series G, 5.35% (3 mo. LIBOR US + 3.709%)(d)	1,614,815	48,589,783
Stifel Financial Corp.
5.20%	500,408	13,245,800
Series A, 6.25%	487,088	12,508,420
Series B, 6.25%	519,509	14,234,547
Series C, 6.13%	726,649	20,135,444
		1,708,392,646
Chemicals — 0.4%
EI du Pont de Nemours & Co., Series B, 4.50%	135,811	15,213,548
International Flavors & Fragrances Inc., 6.00%(b)	1,402,409	70,975,920
		86,189,468
Commercial Services & Supplies — 0.6%
GFL Environmental Inc., 6.00%(b)	1,232,003	92,092,224
Pitney Bowes Inc., 6.70%	831,137	20,861,539
		112,953,763
Consumer Finance — 2.6%
Capital One Financial Corp.
Series G, 5.20%	1,937,772	50,033,273
Series H, 6.00%	1,614,815	41,807,560
Series I, 5.00%	4,844,392	131,622,131
Series J, 4.80%	4,036,960	106,535,374
Series K, 4.63%	405,882	10,869,520
Series L, Series L4.38%	2,179,946	55,087,236
Navient Corp., 6.00%	1,019,938	25,763,634
SLM Corp., Series B, 1.82%
(3 mo. LIBOR US + 1.700%)(d)	322,957	19,748,821
Synchrony Financial, Series A, 5.63%	2,422,223	66,272,021
		507,739,570
Diversified Financial Services — 1.8%
Citigroup Capital XIII, 6.56%
(3 mo. LIBOR US + 6.370%)(d)	7,635,601	213,033,268
Compass Diversified Holdings
Series A, 7.25%	324,522	8,499,231
Series B, 7.88% (3 mo. LIBOR US + 4.985%)(d)	324,522	8,518,702
Series C, 7.88%	376,101	9,861,368
Equitable Holdings Inc.
Series A, 5.25%	2,583,662	69,371,325
Series C, 4.30%	968,847	24,521,518
Voya Financial Inc., Series B, 5.35%
(5 year CMT + 3.210%)(d)	968,847	27,980,301
		361,785,713
Diversified Telecommunication Services — 2.9%
AT&T Inc.
5.35%	4,496,066	120,269,766

Schedule of Investments (unaudited) (continued)	iShares® Preferred and Income Securities ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Telecommunication Services (continued)
5.63%	2,804,818	$77,609,314
Series A, 5.00%	3,875,545	106,189,933
Series C, 4.75%	5,651,800	150,281,362
Qwest Corp.
6.50%	2,174,274	55,857,099
6.75%	1,468,008	39,327,934
Telephone & Data Systems Inc.
5.88%	433,750	11,416,300
6.63%	252,118	6,943,330
		567,895,038
Electric Utilities — 11.7%
Alabama Power Co., Series A, 5.00%	807,408	21,703,127
Algonquin Power & Utilities Corp.
6.88% (3 mo. LIBOR US + 3.677%)(d)	977,447	27,466,261
Series 19-A, 6.20% (3 mo. LIBOR US + 4.010%)(d)	1,200,929	33,505,919
American Electric Power Co. Inc.
6.13%(b)	1,368,390	67,229,001
6.13%(b)	1,444,900	74,036,676
Brookfield BRP Holdings, 4.63%	778,530	19,751,306
Brookfield Infrastructure Finance ULC, 5.00%	849,924	21,588,070
CMS Energy Corp.
5.63%	679,958	18,365,666
5.88%	2,141,803	59,370,779
5.88%	951,953	25,997,836
Dominion Energy Inc., Series A, 5.25%	2,719,836	69,519,008
DTE Energy Co.
Series E, 5.25%	1,359,918	36,051,426
Series F, 6.00%	951,953	24,436,633
Series G, 4.38%	781,963	20,291,940
Duke Energy Corp.
5.13%	1,699,897	45,047,270
5.63%	1,699,897	46,866,160
Series A, 5.75%	3,229,552	92,785,029
Entergy Arkansas LLC, 4.88%	1,393,859	35,654,913
Entergy Louisiana LLC, 4.88%	917,934	23,416,496
Entergy Mississippi LLC, 4.90%	883,890	22,433,128
Georgia Power Co., Series 2017, 5.00%	917,934	24,646,528
Interstate Power & Light Co., Series D, 5.10%	645,890	16,496,031
National Rural Utilities Cooperative Finance Corp.,
Series US, 5.50%	849,949	23,271,604
NextEra Energy Capital Holdings Inc.
Series K, 5.25%	1,937,847	49,143,800
Series N, 5.65%	2,337,340	66,894,671
NextEra Energy Inc.
4.87%(b)	2,549,771	143,169,642
5.28%(b)	4,249,540	208,057,478
6.22%(b)	3,399,617	167,941,080
Pacific Gas & Electric Co., Series A, 6.00%	343,055	10,339,678
PG&E Corp., 5.50%(b)	1,359,893	137,852,353
PPL Capital Funding Inc., Series B, 5.90%	1,529,908	38,844,364
SCE Trust II, 5.10%	747,944	18,840,709
SCE Trust III, Series H, 5.75%
(3 mo. LIBOR US + 2.990%)(d)	934,931	23,700,501
SCE Trust IV, Series J, 5.38%
(3 mo. LIBOR US + 3.132%)(d)	1,104,921	27,512,533
SCE Trust V, Series K, 5.45%
(3 mo. LIBOR US + 3.790%)(d)	1,019,938	25,488,251
SCE Trust VI, 5.00%	1,614,890	40,259,208
Sempra Energy, 5.75%	2,575,315	70,846,916
Security	Shares	Value

Electric Utilities (continued)
Southern Co. (The)
5.25%	2,719,836	$69,464,611
5.25%	1,529,908	41,261,619
Series 2019, 6.75%(b)	2,932,242	148,459,412
Series 2020, 4.95%	3,399,692	91,179,739
Series C, 4.20%	2,549,846	65,837,024
		2,295,024,396
Electrical Equipment — 0.0%
Babcock & Wilcox Enterprises Inc., Series A,
Series A7.75%	358,779	9,145,277

Electronic Equipment, Instruments & Components — 0.3%
II-VI Inc., Series A, 6.00%(b)	185,735	55,934,095

Energy Equipment & Services — 0.1%
Hoegh LNG Partners LP, Series A, 8.75%	572,326	15,275,381

Equity Real Estate Investment Trusts (REITs) — 7.7%
American Finance Trust Inc., Series A, 7.50%(a)	636,962	17,363,584
American Homes 4 Rent
Series F, 5.88%(a)	503,298	12,944,825
Series G, 5.88%(a)	375,548	9,696,649
Series H, 6.25%(a)	375,548	10,368,880
Armada Hoffler Properties Inc., Series A, 6.75%(a)	485,475	12,991,311
Braemar Hotels & Resorts Inc., Series b, 5.50%	302,150	7,336,202
Brookfield DTLA Fund Office Trust Investor Inc.,
Series A, 7.63%(a)	789,890	11,058,460
Brookfield Property REIT Inc., Series A, 6.38%(a)	807,408	20,370,904
Cedar Realty Trust Inc., Series C, 6.50%(a)	408,509	10,278,086
City Office REIT Inc., Series A, 6.63%	363,609	9,475,651
CorEnergy Infrastructure Trust Inc., Series A,
7.38%(a)	406,812	10,170,300
DiamondRock Hospitality Co., 8.25%	369,653	10,627,524
Digital Realty Trust Inc.
Series J, 5.25%(a)	645,890	16,793,140
Series K, 5.85%(a)	678,188	19,267,321
Series L, 5.20%(a)	1,114,203	31,398,241
DigitalBridge Group Inc.
Series H, Series H7.13%	928,546	23,900,774
Series I, Series I7.15%	1,114,203	28,579,307
Series J, Series J7.13%	1,017,282	26,662,961
Diversified Healthcare Trust
5.63%	1,189,928	28,784,358
6.25%	849,949	21,078,735
EPR Properties
Series C, 5.75%(a)	440,421	11,455,350
Series E, 9.00%(a)	279,843	10,457,733
Series G, 5.75%(a)	487,089	12,527,929
Equity Commonwealth, Series D, 6.50%(a)(c)	398,978	12,827,143
Farmland Partners Inc., Series B, 6.00%(a)(e)	473,359	12,425,674
Federal Realty Investment Trust, Series C, 5.00%(c)	487,089	12,868,891
Gladstone Land Corp., Series B, 6.00%(a)	483,442	12,559,823
Global Net Lease Inc., Series A, 7.25%	551,930	14,786,205
Hersha Hospitality Trust
Series D, 6.50%(a)	621,829	14,644,073
Series E, 6.50%(a)	325,155	7,657,400
iStar Inc.
Series D, 8.00%(a)	305,802	8,024,244
Series I, 7.50%(a)	382,949	9,719,246
Kimco Realty Corp.
Series L, 5.13%(a)	726,649	18,842,009

Schedule of Investments (unaudited) (continued)	iShares® Preferred and Income Securities ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Series M, 5.25%(a)	854,050	$22,845,837
Lexington Realty Trust, Series C, 6.50%(a)(c)	158,028	9,513,286
Monmouth Real Estate Investment Corp., Series C, 6.13%(a)	1,775,160	44,858,293
National Retail Properties Inc., Series F, 5.20%(a)	1,114,203	28,813,290
National Storage Affiliates Trust, Series A, 6.00%(a)	705,403	19,045,881
Office Properties Income Trust, 6.38%	550,740	14,825,921
Pebblebrook Hotel Trust
Series C, 6.50%(a)	405,876	10,175,311
Series D, 6.38%(a)	405,885	10,236,420
Series E, 6.38%(a)(c)	359,371	9,034,587
Series F, 6.30%(a)(c)	488,143	12,345,136
Pennsylvania REIT
Series C, 7.20%(a)(c)	560,151	6,458,541
Series D, 6.88%(a)	405,882	4,687,937
PS Business Parks Inc.
Series W, 5.20%(a)	612,809	15,620,501
Series X, 5.25%(a)	742,660	19,732,476
Series Y, 5.20%(a)	645,890	17,251,722
Series Z, 4.88%(a)	1,049,606	29,179,047
Public Storage
Series D, 4.95%(a)	1,049,589	26,323,692
Series E, 4.90%(a)	1,130,365	28,835,611
Series F, 5.15%	904,328	24,245,034
Series G, 5.05%(a)	968,847	25,655,069
Series H, 5.60%	920,465	26,325,299
Series I, 4.88%(a)	1,021,375	28,210,377
Series J, 4.70%(a)	835,639	23,389,536
Series K, 4.75%(a)	742,810	20,486,700
Series L, 4.63%	1,824,715	50,252,651
Series M, 4.13%(a)	742,491	19,341,891
Series N, 3.88%(a)(c)	912,384	23,201,925
Series O, 3.90%(a)(c)	550,063	14,422,652
Series P, Series P4.00%	1,950,000	49,296,000
QTS Realty Trust Inc.
Series A, 7.13%(a)	349,026	9,001,381
Series B, 6.50%	254,740	44,227,959
Ready Capital Corp.
5.75%	651,313	17,175,124
6.20%	332,817	8,763,072
7.00%(b)	247,671	6,820,859
RLJ Lodging Trust, Series A, 1.95%	1,039,893	29,699,344
Saul Centers Inc., Series E, 6.00%	357,173	9,732,964
SITE Centers Corp., Series A, 6.38%(a)	450,237	12,120,380
SL Green Realty Corp., Series I, 6.50%(a)	742,810	18,904,514
Spirit Realty Capital Inc., Series A, 6.00%(a)	560,151	14,675,956
Summit Hotel Properties Inc., Series E, 6.25%	519,509	13,564,380
Sunstone Hotel Investors Inc., Series H,
Series H6.13%	355,099	10,081,261
UMH Properties Inc.
Series C, 6.75%(a)	797,997	20,907,521
Series D, 6.38%(a)	621,491	16,370,073
Urstadt Biddle Properties Inc.
Series H, 6.25%(a)	335,703	8,788,705
Series K, 5.88%(a)	321,632	8,429,975
VEREIT Inc., Series F, 6.70%(a)	1,178,601	29,783,247
Vornado Realty Trust
Series K, 5.70%(a)	968,847	25,209,399
Series L, 5.40%(a)	968,847	25,131,891
Series M, 5.25%(a)	1,031,880	27,685,340
Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Series N, 5.25%(a)	968,847	$26,139,492
Washington Prime Group Inc., Series H, 7.50%(a)(c)	94,484	291,011
		1,516,057,404
Food Products — 1.1%
CHS Inc.
8.00%	990,875	29,775,794
Series 1, 7.88%	1,732,590	49,274,859
Series 2, 7.10% (3 mo. LIBOR US + 4.298%)(d)	1,356,402	38,671,021
Series 3, 6.75% (3 mo. LIBOR US + 4.155%)(c)(d)	1,590,597	45,125,237
Series 4, 7.50%	1,671,356	48,770,168
		211,617,079
Gas Utilities — 0.7%
Entergy New Orleans LLC, 5.50%	383,155	9,770,453
NiSource Inc., 7.75%(b)	733,034	75,348,565
South Jersey Industries Inc.
5.63%	444,831	11,685,710
8.75%(b)	372,516	20,786,393
Spire Inc., Series A, 5.90%	807,408	22,833,498
		140,424,619
Health Care Equipment & Supplies — 3.4%
Becton Dickinson and Co., Series B, 6.00%(b)(c)	2,423,123	129,661,312
Boston Scientific Corp., Series A, 5.50%(b)	812,438	94,291,554
Danaher Corp.
Series A, 4.75%(b)	133,208	239,589,241
Series B, 5.00%(b)(c)	138,864	204,861,893
		668,404,000
Health Care Technology — 0.2%
CareCloud Inc., Series A, 11.00%	444,409	12,865,641
Change Healthcare Inc., 6.00%(b)	225,614	17,153,432
		30,019,073
Household Products — 0.1%
Energizer Holdings Inc., Series A, 7.50%(b)	174,057	15,926,216

Independent Power and Renewable Electricity Producers — 0.6%
AES Corp. (The), 6.88%(b)	886,549	95,366,076
Brookfield Renewable Partners LP, Series 17, 5.25%	645,896	16,922,475
		112,288,551
Industrial Conglomerates — 0.1%
Steel Partners Holdings LP, Series A, 6.00%	517,034	12,093,425

Insurance — 10.5%
AEGON Funding Co. LLC, 5.10%	3,144,798	84,500,722
Aegon NV, Series 1, 4.00%
(3 mo. LIBOR US + 0.875%)(d)	849,955	22,073,331
Allstate Corp. (The)
5.10% (3 mo. LIBOR US + 3.165%)(d)	1,699,897	45,200,261
Series G, 5.63%	1,857,014	50,863,613
Series H, 5.10%	3,714,027	104,512,720
Series I, 4.75%	968,847	26,730,489
American Equity Investment Life Holding Co.
Series A, 5.95% (5 year CMT + 4.322%)(d)	1,244,943	34,957,999
Series B, 6.63% (5 year CMT + 6.297%)(d)	933,745	26,098,173
American Financial Group Inc./OH
4.50%	679,959	18,841,664
5.13%	679,959	18,399,691
5.63%	522,534	14,886,994
5.88%	435,535	12,443,235
American International Group Inc., Series A, 5.85%	1,614,815	46,248,302

Schedule of Investments (unaudited) (continued)	iShares® Preferred and Income Securities ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Arch Capital Group Ltd.
Series E, 5.25%	1,453,297	$36,899,211
Series F, 5.45%	1,065,743	27,890,494
Series G, Series G4.55%	1,630,000	42,070,300
Argo Group International Holdings Ltd., 7.00%
(5 year CMT + 6.712%)(d)	487,089	13,609,267
Argo Group U.S. Inc., 6.50%	319,754	8,278,431
Aspen Insurance Holdings Ltd.
5.63%	824,092	22,777,903
5.63%	790,501	21,248,667
5.95% (3 mo. LIBOR US + 4.060%)(d)	888,166	24,495,618
Assurant Inc., 5.25%	857,696	23,192,100
Assured Guaranty Municipal Holdings Inc.
5.60%	206,224	5,291,708
6.25%(c)	449,792	11,541,663
6.88%(c)	206,224	5,223,654
Athene Holding Ltd.
Series A, 6.35% (3 mo. LIBOR US + 4.253%)(d)	2,785,559	81,895,435
Series B, 5.63%	1,114,203	30,618,298
Series C, 6.38% (5 year CMT + 5.970%)(d)	1,937,772	54,703,304
Series D, 4.88%(c)	1,857,014	47,966,672
Axis Capital Holdings Ltd., Series E, 5.50%	1,776,255	45,116,877
Brighthouse Financial Inc.
6.25%	1,277,257	36,031,420
Series A, 6.60%	1,372,538	38,774,198
Series B, 6.75%	1,299,939	37,516,240
Series C, 5.38%	1,857,014	50,529,351
CNO Financial Group Inc., 5.13%	522,534	14,082,291
Enstar Group Ltd.
Series D, 7.00% (3 mo. LIBOR US + 4.015%)(d)	1,291,883	38,213,899
Series E, 7.00%	358,833	10,050,912
Global Indemnity Group LLC, 7.88%	423,631	11,179,622
Globe Life Inc.
4.25%	1,102,171	28,777,685
6.13%	1,019,938	25,620,843
Hartford Financial Services Group Inc. (The)
7.88% (3 mo. LIBOR US + 5.596%)(d)	2,039,877	54,362,722
Series G, 6.00%	1,114,203	32,100,188
Maiden Holdings Ltd.
6.63%	244,651	5,392,108
Series A, 8.25%	488,993	7,090,398
Series C, 7.13%	538,270	7,535,780
Series D, 6.70%	487,089	6,687,732
Maiden Holdings North America Ltd., 7.75%	336,805	8,167,521
MetLife Inc.
Series A, 4.00% (3 mo. LIBOR US + 1.000%)(d)	1,937,772	51,002,159
Series E, 5.63%	2,599,824	72,301,105
Series F, 4.75%	3,229,552	87,165,608
PartnerRe Ltd., Series J, 4.88%	647,270	17,897,015
Prudential Financial Inc.
4.13%	1,699,897	44,384,311
5.63%	1,920,850	53,687,757
Prudential PLC
6.50%	1,019,938	27,609,722
6.75%	849,948	23,441,566
Reinsurance Group of America Inc.
5.75% (3 mo. LIBOR US + 4.040%)(d)	1,359,918	38,948,051
6.20% (3 mo. LIBOR US + 4.370%)(d)	1,359,918	37,030,567
RenaissanceRe Holdings Ltd.
Series E, 5.38%	888,166	22,621,588
Security	Shares	Value

Insurance (continued)
Series F, 5.75%	805,432	$21,891,642
Selective Insurance Group Inc., Series B, 4.60%	645,890	16,424,983
Unum Group, 6.25%	1,019,938	27,456,731
W R Berkley Corp.
4.13%	1,019,938	27,293,541
4.25%	849,949	22,668,140
WR Berkley Corp.
5.10%	1,019,938	27,589,323
5.70%	628,996	17,033,212
		2,057,136,727
Internet & Direct Marketing Retail — 0.9%
Qurate Retail Inc., 8.00%	1,009,227	109,248,823
QVC Inc.
6.25%	1,700,758	45,002,057
6.38%	764,941	20,393,327
		174,644,207
IT Services — 0.2%
Sabre Corp., 6.50%(b)	269,623	43,460,531

Leisure Products — 0.2%
Brunswick Corp./DE
6.38%	511,590	14,641,706
6.50%	411,488	11,764,442
6.63%	278,045	7,721,309
		34,127,457
Life Sciences Tools & Services — 0.9%
Avantor Inc., Series A, 6.25%(b)	1,671,356	183,113,763

Machinery — 0.6%
Babcock & Wilcox Enterprises Inc., 8.13%	517,801	13,411,046
Colfax Corp., 5.75%(b)	180,623	33,632,002
Stanley Black & Decker Inc., Series I, 5.25%(b)	637,468	76,961,512
		124,004,560
Marine — 0.5%
Altera Infrastructure LP
Series A, 7.25%	487,089	11,544,009
Series B, 8.50%	402,568	10,128,611
Series E, 8.88% (3 mo. LIBOR US + 6.407%)(d)	391,773	9,755,148
Atlas Corp.
Series D, 7.95%	416,377	10,821,638
Series E, 8.25%	438,833	11,128,805
Series G, 8.20%	616,736	15,628,090
Series H, 7.88%	728,682	18,814,569
Series I, 8.00% (3 mo. LIBOR US + 5.008%)(d)	487,656	13,313,009
		101,133,879
Media — 0.4%
Liberty Broadband Corp., Series A, 7.00%	580,745	16,377,009
ViacomCBS Inc., Series A, Series A5.75%(b)(c)	807,408	59,853,155
		76,230,164
Metals & Mining — 1.2%
ArcelorMittal SA, 5.50%(b)	3,229,552	238,114,869
Hillman Group Capital Trust, 11.60%	229,593	6,137,021
		244,251,890
Mortgage Real Estate Investment — 3.7%
ACRES Commercial Realty Corp., 8.63%
(3 mo. LIBOR US + 5.927%)(a)(c)(d)	387,554	9,855,498
AG Mortgage Investment Trust Inc., Series B,
8.00%(a)	338,002	8,450,050

Schedule of Investments (unaudited) (continued)	iShares® Preferred and Income Securities ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Mortgage Real Estate Investment (continued)
AGNC Investment Corp.
Series C, 7.00% (3 mo. LIBOR US + 5.111%)(a)(d)	1,018,446	$27,518,411
Series D, 6.88% (3 mo. LIBOR US + 4.332%)(a)(d)	758,947	19,793,338
Series E, 6.50% (3 mo. LIBOR US + 4.993%)(a)(d)	1,299,939	33,577,424
Series F, 6.13% (3 mo. LIBOR US + 4.697%)(a)(d)	1,857,014	46,518,201
Annaly Capital Management Inc.
Series F, 6.95% (3 mo. LIBOR US + 4.993%)(a)(d)	2,325,327	60,667,781
Series G, 6.50% (3 mo. LIBOR US + 4.172%)(a)(d)	1,372,538	35,699,713
Series I, 6.75% (3 mo. LIBOR US + 4.989%)(a)(d)	1,429,080	37,799,166
Arbor Realty Trust Inc., Series D, Series D6.38%	750,000	19,042,500
ARMOUR Residential REIT Inc., Series C, 7.00%(a)	459,269	12,097,146
Capstead Mortgage Corp., Series E, 7.50%(a)	831,946	21,306,137
Chimera Investment Corp.
Series A, 8.00%(a)	470,800	11,977,152
Series B, 8.00% (3 mo. LIBOR US + 5.791%)(a)(d)	1,049,606	27,279,260
Series C, 7.75% (3 mo. LIBOR US + 4.743%)(a)(d)	839,706	21,714,797
Series D, 8.00% (3 mo. LIBOR US + 5.379%)(a)(d)	645,890	16,831,893
Dynex Capital Inc., Series C, 6.90%
(3 mo. LIBOR US + 5.461%)(a)(d)	362,058	9,417,129
Ellington Financial Inc., 6.75%
(3 mo. LIBOR US + 5.196%)(a)(d)	366,281	9,512,318
Great Ajax Corp., 7.25%(b)	257,321	6,788,128
Invesco Mortgage Capital Inc.
Series B, 7.75% (3 mo. LIBOR US + 5.180%)(a)(d)	503,048	12,601,352
Series C, 7.50% (3 mo. LIBOR US + 5.289%)(a)(d)	928,546	23,278,648
KKR Real Estate Finance Trust Inc., Series A,
Series A6.50%	467,359	12,777,595
MFA Financial Inc.
Series B, 7.50%(a)	645,890	16,231,216
Series C, 6.50% (3 mo. LIBOR US + 5.345%)(a)(d)	888,166	21,014,008
New Residential Investment Corp.
Series A, 7.50% (3 mo. LIBOR US + 5.802%)(a)(d)	504,065	13,105,690
Series B, 7.13% (3 mo. LIBOR US + 5.640%)(a)(d)	912,384	23,420,897
Series C, 6.38% (3 mo. LIBOR US + 4.969%)(a)(d)	1,299,939	31,198,536
New York Mortgage Trust Inc.
Series D, 8.00% (3 mo. LIBOR US + 5.695%)(a)(d)	493,208	12,764,223
Series E, 7.88% (3 mo. LIBOR US + 6.429%)(a)(d)	596,917	15,424,335
PennyMac Mortgage Investment Trust
Series A, 8.13% (3 mo. LIBOR US + 5.831%)(a)(d)	370,492	9,814,333
Series B, 8.00% (3 mo. LIBOR US + 5.990%)(a)(d)	621,921	16,959,786
TPG RE Finance Trust Inc., Series C, Series C6.25%	563,834	14,146,595
Two Harbors Investment Corp.
Series A, 8.13% (3 mo. LIBOR US + 5.660%)(a)(d)	468,278	12,432,781
Series B, 7.63% (3 mo. LIBOR US + 5.352%)(a)(d)	928,545	24,355,735
Series C, 7.25% (3 mo. LIBOR US + 5.011%)(a)(d)	952,685	24,083,877
		719,455,649
Multiline Retail — 0.1%
Dillard’s Capital Trust I, 7.50%	444,831	12,099,403
Franchise Group Inc., Series A, 7.50%	368,651	9,455,898
		21,555,301
Multi-Utilities — 2.2%
Brookfield Infrastructure Partners LP
Series 13, 5.13%	645,890	16,896,482
Series 14, 5.00%	644,779	16,770,702
CenterPoint Energy Inc., Series B, 7.00%(b)	1,578,293	71,528,239
Dominion Energy Inc., Series A, 7.25%(b)	1,368,340	132,906,864
DTE Energy Co., 6.25%(b)	1,954,870	96,629,224
NiSource Inc., Series B, 6.50%
(5 year CMT + 3.632%)(d)	1,614,815	46,280,598
Security	Shares	Value

Multi-Utilities (continued)
Sempra Energy, Series B, 6.75%(b)	463,750	$45,804,588
		426,816,697
Oil, Gas & Consumable Fuels — 1.9%
DCP Midstream LP
Series B, 7.88% (3 mo. LIBOR US + 4.919%)(d)	523,542	13,156,610
Series C, 7.95% (3 mo. LIBOR US + 4.882%)(d)	359,371	8,912,401
El Paso Energy Capital Trust I, 4.75%	375,666	18,877,217
Enbridge Inc., Series B, 6.38%
(3 mo. LIBOR US + 3.593%)(d)	2,039,877	55,260,268
Energy Transfer LP
Series C, Series C7.38%
(3 mo. LIBOR US + 4.530%)(d)	1,453,297	36,695,749
Series D, Series D7.63%
(3 mo. LIBOR US + 4.738%)(d)	1,437,161	36,532,633
Series E, Series E7.60%
(3 mo. LIBOR US + 5.161%)(d)	2,583,662	64,591,550
NGL Energy Partners LP, Series B, 9.00%
(3 mo. LIBOR US + 7.213%)(d)	1,021,644	15,069,249
NuStar Energy LP
Series A, 8.50% (3 mo. LIBOR US + 6.766%)(d)	731,523	17,739,433
Series B, 7.63% (3 mo. LIBOR US + 5.643%)(d)	1,243,422	27,492,060
Series C, 9.00% (3 mo. LIBOR US + 6.88%)(d)	560,151	14,227,835
NuStar Logistics LP, 6.92%
(3 mo. LIBOR US + 6.734%)(d)	1,368,390	35,058,152
Teekay LNG Partners LP
9.00%	406,434	10,473,804
Series B, 8.50% (3 mo. LIBOR US + 6.241%)(d)	552,005	15,031,096
		369,118,057
Pharmaceuticals — 0.3%
Elanco Animal Health Inc., 5.00%(b)	934,931	50,168,398

Professional Services — 0.6%
Clarivate PLC, Series A, Series A5.25%(b)	1,157,780	121,219,566

Real Estate Management & Development — 0.3%
Brookfield Property Partners LP
Series A, 5.75%	928,546	23,185,794
Series A-1, 6.50%	594,225	15,521,157
Series A2, 6.38%	807,408	21,234,830
		59,941,781
Semiconductors & Semiconductor Equipment — 2.5%
Broadcom Inc., Series A, 8.00%(b)	322,957	490,852,656

Software — 0.2%
Tennessee Valley Authority
Series A, 2.22% (30 Year CMT + 0.840%)(d)	515,998	13,323,069
Series D, 2.13% (30 Year CMT + 0.940%)(c)(d)	599,623	15,985,949
		29,309,018
Specialty Retail — 0.1%
TravelCenters of America Inc.
8.00%	265,072	7,077,422
8.00%	324,522	8,395,384
8.25%	358,005	9,490,713
		24,963,519
Thrifts & Mortgage Finance — 0.7%
Federal Agricultural Mortgage Corp.
Series D, 5.70%	325,733	8,856,680
Series F, 5.25%	389,666	10,501,499
Series G, Series G4.88%	402,716	10,406,182

Schedule of Investments (unaudited) (continued)	iShares® Preferred and Income Securities ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Merchants Bancorp./IN
Series B, 6.00% (3 mo. LIBOR US + 4.569%)(d)	405,882	$10,824,873
Series C, 6.00%	633,585	17,182,825
New York Community Bancorp Inc., Series A, 6.38%
(3 mo. LIBOR US + 3.821%)(d)	1,663,275	48,118,546
New York Community Capital Trust V, 6.00%(b)	161,139	8,372,782
Washington Federal Inc., Series A, 4.88%	968,847	25,916,657
		140,180,044
Trading Companies & Distributors — 0.8%
Air Lease Corp., Series A, 6.15%
(3 mo. LIBOR US + 3.65%)(d)	807,408	22,284,461
Fortress Transportation and Infrastructure
Investors LLC
Series A, 8.25% (3 mo. LIBOR US + 6.886%)(d)	337,530	8,988,424
Series B, 8.00% (3 mo. LIBOR US + 6.447%)(d)	398,792	10,595,903
Series C, Series C8.25%
(5 year CMT + 7.378%)(d).	339,094	9,525,150
Textainer Group Holdings Ltd., 7.00%
(5 year CMT + 6.134%)(d)	484,450	12,988,105
Triton International Ltd.
6.88%	483,275	13,343,223
7.38%	579,010	16,339,662
8.00%	466,767	13,162,829
WESCO International Inc., Series A, 10.63%
(5 year CMT + 10.325%)(d)	1,740,620	53,767,752
		160,995,509
Water Utilities — 0.2%
Essential Utilities Inc., 6.00%(b)	823,673	47,097,622

Wireless Telecommunication Services — 0.8%
Telephone & Data Systems Inc., Series UU, 6.63%(c)	1,354,090	39,444,642
U.S. Cellular Corp., 6.95%	760,749	19,612,109
United States Cellular Corp.
5.50%	1,112,098	29,125,847
5.50%	1,112,098	28,836,701
Security	Shares	Value

Wireless Telecommunication Services (continued)
6.25%	1,112,098	$30,438,122
		147,457,421
Total Preferred Stocks — 98.9%
(Cost: $18,186,692,276)	.	19,420,141,420

Short-Term Investments

Money Market Funds — 3.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(f)(g)(h)	95,847,013	95,904,521
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(f)(g)	600,270,000	600,270,000
		696,174,521
Total Short-Term Investments — 3.6%
(Cost: $696,150,477)		696,174,521

Total Investments in Securities — 102.6%
(Cost: $18,911,383,629)		20,145,849,496

Other Assets, Less Liabilities — (2.6)%.		(501,262,946)

Net Assets — 100.0%		$19,644,586,550

(a)	Non-income producing security.
(b)	Convertible preferred stock.
(c)	All or a portion of this security is on loan.
(d)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$19,893,290	$76,005,893	(a)	$—	$(682)	$6,020	$95,904,521	95,847,013	$1,130,452	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	407,290,000	192,980,000	(a)	—	—	—	600,270,000	600,270,000	5,239		—
					$(682)	$6,020	$696,174,521		$1,135,691		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Preferred and Income Securities ETF
June 30, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks.	$29,533,555	$—	$—	$29,533,555
Preferred Stocks	19,420,141,420	—	—	19,420,141,420
Money Market Funds	696,174,521	—	—	696,174,521
	$20,145,849,496	$—	$—	$20,145,849,496

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

Portfolio Abbreviations - Fixed Income

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust